Cover	Mar. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 10, 2025, America’s Car-Mart, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) disclosing that it had issued a press release on March 6, 2025 announcing its operating results for the third quarter ended January 31, 2025. The Original Report attached, as Exhibit 99.1, a copy of the press release. Inadvertently, certain graphs, which should have been included as part of Exhibit 99.1 were omitted in the Original Report. This Amendment No. 1 to Form 8-K (this “Amendment No. 1”), which amends the Original Report, is being filed solely to include the graphs that were omitted from Exhibit 99.1 in the Original Report. Except for this addition, the information presented in the Original Report remains unchanged.
Document Period End Date	Mar. 06, 2025
Entity File Number	0-14939
Entity Registrant Name	AMERICA’S CAR-MART, INC.
Entity Central Index Key	0000799850
Entity Tax Identification Number	63-0851141
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1805 North 2nd Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Rogers
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72756
City Area Code	(479)
Local Phone Number	464-9944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CRMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false